Commitments and Contingencies - Contingencies - Additional Information (Detail) € in Millions					1 Months Ended						3 Months Ended	12 Months Ended
	Jun. 14, 2024 USD ($)	Nov. 09, 2022 USD ($)	Jun. 02, 2022 USD ($)	Apr. 01, 2013 USD ($)	Jun. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Jul. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Oct. 10, 2024 USD ($)	Mar. 28, 2024 USD ($)	Aug. 21, 2023 USD ($)	Jul. 08, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Feb. 29, 2012 USD ($)	Jul. 31, 2008 USD ($)
Commitment And Contingencies [Line Items]
Annual sales of Effexor										$ 2,600,000,000
Annual sales of Lamictal																					$ 950,000,000	$ 2,300,000,000
Annual sales of Niaspan				$ 416,000,000					$ 1,100,000,000
Litigation settlement amount					$ 4,250,000,000
Litigation settlement amount awarded distribution period					13 years
Loss Contingency Accrual, Provision								$ 235,500,000
Annual sales of the time of settlement of viread							$ 582,000,000
Annual sales of the time of settlement of Truvada							2,400,000,000
Annual sales of the time of settlement of Atripla							2,900,000,000
Annual sales of the time of New launch of viread							728,000,000
Annual sales of the time of New launch of Truvada							2,100,000,000
Annual sales of the time of New launch of Atripla							$ 444,000,000
Litigation Settlement Amount Distributable In Kind					$ 1,200,000,000
Accrual for Environmental Loss Contingencies														$ 300,000
Loss Contingencies On Environmental Laws Penalty																		$ 1,400,000
Revenues											$ 1,500,000,000
Accrued amount for legal settlements and loss contingencies											$ 4,753,000,000			$ 4,881,000,000						€ 60.5
Litigation fine amount of copaxone | €													€ 462.6						€ 462.6
Other commitment																$ 150,000,000
Annual Sales Of Revlimid						$ 3,500,000,000
Annual Sales At The Time Of Nuvigil Entered Into First Settlement Of With AN ANDA Filer	$ 300,000,000
Loss Contingency Claims Dismissed Value Paid To Each State Proportional To Its Share Of National Population												$ 1,000,000,000,000
Percentage Of Share Of The National Population												1.00%
Percentgae of amount in cash settlement					20.00%
Litigation Settlement Amount Distributable in cash					$ 240,000,000
Loss Contingency, Damages Awarded, Value		$ 176,500,000
Deferred Prosecution Agreement With U.S. Department of Justice [Member] | Donation of Clotrimazole and Tobramycin [Member]
Commitment And Contingencies [Line Items]
Other commitment																	$ 50,000,000
Deferred Prosecution Agreement With U.S. Department of Justice [Member] | Fine for Violating the Antitrust Laws [Member]
Commitment And Contingencies [Line Items]
Other commitment, to be paid, year five																	135,000,000
Other commitment to pay for each year																	22,500,000
Other commitment																	$ 225,000,000
Opioid Litigation [Member]
Commitment And Contingencies [Line Items]
Loss contingency accrual, product liability, undiscounted, to be paid, year five					339,000,000
Loss contingency accrual, product liability, undiscounted, to be paid, year four					415,000,000
Loss contingency accrual, product liability, undiscounted, to be paid, year three					364,000,000
Loss contingency accrual, product liability, undiscounted, to be paid, year two					378,000,000
Loss contingency accrual, product liability, undiscounted, to be paid, year one					$ 412,000,000
Modafinil Settlement Agreement [Member]
Commitment And Contingencies [Line Items]
Settlement as a percentage of aggregate subdivisions and tribes					100.00%
Civil Action In Respect Of Donations To Patient Assistance Programmers [Member]
Commitment And Contingencies [Line Items]
Accrued amount for legal settlements and loss contingencies															$ 425,000,000
Loss contingency accrual due in fifth year															175,000,000
Loss contingency accrual due in fourth year															99,000,000
Loss contingency accrual due in third year															49,000,000
Loss contingency accrual next twelve months															34,000,000
Loss contingency accrual remainder of fiscal year															19,000,000
Civil Investigative Demand From Department Of Justice Civil Division [Member]
Commitment And Contingencies [Line Items]
Accrued amount for legal settlements and loss contingencies															25,000,000
Civil Investigative Demand From Department Of Justice Civil Division [Member] | Two Thousand And Twenty Five [Member]
Commitment And Contingencies [Line Items]
Loss contingency accrual current															15,000,000
Civil Investigative Demand From Department Of Justice Civil Division [Member] | Two Thousand And Twenty Four [Member]
Commitment And Contingencies [Line Items]
Loss contingency accrual current															$ 10,000,000
Ontario Teachers Securities Litigation [Member] | Settled Litigation [Member]
Commitment And Contingencies [Line Items]
Litigation settlement amount			$ 420,000,000